Material accounting policies (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Accounting Policies [Abstract]
Schedule of useful life of property and equipment
Depreciation is provided using the following methods at rates intended to depreciate the costs of the assets over their estimated useful lives.

Asset	Method	Useful life
Production Equipment	Straight-line	5 years
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	15 years

Schedule of useful life of intangible asset
The useful lives of intangible assets are assessed as either finite or indefinite. Amortization of finite life intangible assets is provided, when the intangible asset is available for use, on a straight-line basis over their estimated useful lives.

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Retail licenses	Straight-line	Remaining term of the lease
Brand names	Straight-line	5 years
Brand names - e-commerce	Not applicable	Indefinite life
Supplier relationships	Straight-line	3 years
Wholesale licenses	Straight-line	5 years
Customer relationships	Straight-line	5 years

Schedule of classification of financial instruments
The below table summarizes the classification of the Company’s financial instruments under IFRS 9 Financial Instruments (“IFRS 9”).

Financial Instrument	IFRS 9 Classification and measurement
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Long-term contract asset	Amortized cost
Trade and other receivables	Amortized cost
Accounts payable	Amortized cost
Notes payable	Amortized cost
Convertible debt	Amortized cost
Derivative liability	FVTPL
Interest bearing loans and borrowings	Amortized cost
Secured Debentures	Amortized cost